United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2000

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	July 28, 2000

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$198,313.00

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

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Item 1:
Item 2:
Item 3:

 Item 4:
 Item 5:
Item 6:
Item 7:

Item 8:

Name of Issuer
Title of Class
CUSIP

 Value
 Shares /
Investment
Other
 Voting Authority (Shares)




 (x $1000)
 Prn Amt
Discretion
Mangers
Sole
Shared
None
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ADC TELECOMMUNICATIONS INC
common stock
886101

 $      1,577
18,800
other
1

18,800

AFFYMETRIX INC
common stock
00826T108

 $      1,635
9,900
other
1

9,900

ALLSTATE CORP
common stock
20002101

 $      1,335
60,000
other
1

60,000

AMERADA HESS CORP
common stock
23551104

 $      3,088
50,000
other
1

50,000

AMERICAN EAGLE OUTFITTERS
common stock
02553E106

 $      4,654
332,400
other
1

332,400

AMERICREDIT CORP
common stock
03060R101

 $    12,070
710,000
other
1

710,000

ANNTAYLOR STORES CORP
common stock
36115103

 $      4,704
142,000
other
1

142,000

AT&T CANADA INC
common stock
00207Q202

 $      2,270
68,400
other
1

68,400

AVIGEN INC
common stock
53690103

 $      1,410
32,132
other
1

32,132

AVIRON
common stock
53762100

 $         618
20,000
other
1

20,000

BAKER (J.) INC
common stock
57232100

 $      2,034
350,000
other
1

350,000

BOISE CASCADE CORP
common stock
97383103

 $      1,553
60,000
other
1

60,000

BROADWING INC
common stock
111620100

 $      5,304
204,500
other
1

204,500

CATALYTICA INC
common stock
148885106

 $         880
80,000
other
1

80,000

CENDANT CORP
common stock
151313103

 $      1,540
110,000
other
1

110,000

CHILDREN'S PLACE
common stock
168905107

 $      3,321
162,000
other
1

162,000

CLARK (DICK) PROD INC
common stock
181512104

 $         209
17,825
other
1

17,825

COASTAL CORP
common stock
190441105

 $      3,123
51,300
other
1

51,300

COUNTRYWIDE CREDIT IND INC
common stock
222372104

 $      2,862
94,400
other
1

94,400

CYTYC CORPORATION
common stock
232946103

 $      1,324
24,800
other
1

24,800

DIGITAL ISLAND INC
common stock
25385N101

 $      1,945
40,000
other
1

40,000

ECTEL LTD
common stock
2505923

 $         920
40,000
other
1

40,000

EFFICIENT NETWORKS INC
common stock
282056100

 $      1,251
17,000
other
1

17,000

ELECTRO SCIENTIFIC INDS INC
common stock
285229100

 $      2,202
50,000
other
1

50,000

FRONTLINE CAPITAL GROUP
common stock
35921N101

 $      2,952
138,500
other
1

138,500

FUNDTECH LIMITED
common stock
2208857

 $      1,040
40,000
other
1

40,000

GIGA-TRONICS INC
common stock
375175106

 $      1,450
152,600
other
1

152,600

GRANT PRIDECO INC
common stock
38821G101

 $         463
18,500
other
1

18,500

GUESS? INC
common stock
401617105

 $      3,080
220,000
other
1

220,000

HONEYWELL INTERNATIONAL INC
common stock
438516106

 $      2,695
80,000
other
1

80,000

IGEN INTERNATIONAL INC
common stock
449536101

 $      3,171
191,485
other
1

191,485

II-VI INC
common stock
902104108

 $      1,079
22,300
other
1

22,300

IMS HEALTH INC
common stock
449934108

 $         900
50,000
other
1

50,000

INFOSYS TECHNOLOGIES-SP ADR
common stock
456788108

 $      2,411
13,600
other
1

13,600

INSITE VISION INC
common stock
457660108

 $         692
167,664
other
1

167,664

INTERLINK ELECTRONICS INC
common stock
458751104

 $      5,873
140,250
other
1

140,250

INTRAWARE INC
common stock
46118M103

 $         482
30,000
other
1

30,000

JDA SOFTWARE GROUP INC
common stock
46612K108

 $      1,516
79,000
other
1

79,000

JONES APPAREL GROUP INC
common stock
480074103

 $      5,570
237,000
other
1

237,000

KENNETH COLE PRODUCTIONS-A
common stock
193294105

 $      2,020
50,500
other
1

50,500

KNIGHTSBRIDGE TANKERS LTD
common stock
2509271

 $         400
20,000
other
1

20,000

KRAUSE'S FURNITURE INC
common stock
500760202

 $      1,056
939,048
other
1

939,048

LANDSTAR SYSTEM INC
common stock
515098101

 $      1,376
23,100
other
1

23,100

LASER PHOTONICS INC
common stock
517903308

 $      2,437
153,500
other
1

153,500

MARCHFIRST INC
common stock
566244109

 $         953
52,200
other
1

52,200

MARTHA STEWART LIVING -CL A
common stock
573083102

 $         561
25,500
other
1

25,500

MAXYGEN INC
common stock
577776107

 $      1,646
29,000
other
1

29,000

MCNAUGHTON APPAREL GROUP INC
common stock
582524104

 $      4,253
405,000
other
1

405,000

MENTOR CORP/MINN
common stock
587188103

 $      2,991
110,000
other
1

110,000

NANOGEN INC
common stock
630075109

 $      1,740
41,000
other
1

41,000

NAUTICA ENTERPRISES INC
common stock
639089101

 $      1,336
125,000
other
1

125,000

NEXMED INC
common stock
652903105

 $         513
54,000
other
1

54,000

NORDSTROM INC
common stock
655664100

 $      5,392
223,500
other
1

223,500

NOVEL DENIM HOLDINGS LTD
common stock
2083399

 $         466
99,500
other
1

99,500

NTL INCORPORATED
common stock
629407107

 $      7,590
126,769
other
1

126,769

OPTIKA INC
common stock
683973101

 $         262
43,600
other
1

43,600

OXFORD HEALTH PLANS
common stock
691471106

 $      2,738
115,000
other
1

115,000

PACIFIC SUNWEAR OF CALIF
common stock
694873100

 $      6,806
363,000
other
1

363,000

PANJA INC
common stock
698493103

 $         664
54,200
other
1

54,200

POLO RALPH LAUREN CORP
common stock
731572103

 $      2,280
160,000
other
1

160,000

PSINET INC
common stock
74437C101

 $      1,085
43,200
other
1

43,200

QUIKSILVER INC
common stock
74838C106

 $      4,725
303,600
other
1

303,600

SEPRACOR INC
common stock
817315104

 $         253
2,100
other
1

2,100

SOLUTIA INC
common stock
834376105

 $         756
55,000
other
1

55,000

SPANISH BROADCASTING SYS CLA
common stock
846425882

 $      2,044
99,400
other
1

99,400

STAMPS.COM INC
common stock
852857101

 $      1,419
194,000
other
1

194,000

STEVEN MADDEN LTD
common stock
556269108

 $         394
60,000
other
1

60,000

SYBRON INTL CORP-WISCONSIN
common stock
87114F106

 $      1,696
85,600
other
1

85,600

TARGET CORP
common stock
87612E106

 $      3,956
68,200
other
1

68,200

TEFRON LTD
common stock
2108010

 $         257
15,000
other
1

15,000

TEKELEC
common stock
879101103

 $      2,409
50,000
other
1

50,000

TEKTRONIX INC
common stock
879131100

 $      2,775
37,500
other
1

37,500

TENFOLD CORPORATION
common stock
88033A103

 $         957
58,200
other
1

58,200

TJX COMPANIES INC
common stock
872540109

 $      4,031
215,000
other
1

215,000

TOPPS COMPANY (THE)
common stock
890786106

 $      3,358
292,000
other
1

292,000

TRANS WORLD ENTERTAINMENT CP
common stock
89336Q100

 $         849
70,000
other
1

70,000

UNIONBANCAL CORPORATION
common stock
908906100

 $         834
45,000
other
1

45,000

UNITED RETAIL GROUP INC
common stock
911380103

 $      2,125
250,000
other
1

250,000

VALENCE TECHNOLOGY INC
common stock
918914102

 $      1,659
90,000
other
1

90,000

VIASYSTEMS GROUP INC
common stock
92553H100

 $         604
35,000
other
1

35,000

VIRATA CORP
common stock
927646109

 $      1,193
20,000
other
1

20,000

VITRIA TECHNOLOGY INC
common stock
92849Q104

 $      1,528
25,000
other
1

25,000

WESTCOAST HOSPITALITY CORP
common stock
95750P106

 $      1,470
210,000
other
1

210,000

WESTERN WIRELESS CORP-CL A
common stock
95988E204

 $      3,788
69,500
other
1

69,500

WET SEAL INC  -CL A
common stock
961840105

 $      4,161
317,000
other
1

317,000

WHOLE FOODS MARKET INC
common stock
966837106

 $      7,312
177,000
other
1

177,000













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